Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Restricted cash	$ 1.0	$ 0.9
2028 Notes
Liabilities
Debt instrument, interest rate	10.00%
2030 Notes
Liabilities
Debt instrument, interest rate	10.375%
Fair value | Fair value, inputs, level 1
Assets
Cash and cash equivalents	$ 92.4	61.6
Restricted cash	1.0	0.9
Trade receivables	149.2	184.3
Other current assets (excluding deferred costs and right of use lease asset)	30.0	27.1
Due from related parties	6.4	85.1
Liabilities
Trade payables	63.8	81.6
Accrued expenses	65.0	68.0
Short term accrued interest and other items	29.7	30.6
Other current liabilities	47.7	84.2
Fair value | Fair value, inputs, level 2
Liabilities
Short-term debt	121.1	134.8
Long-term debt	1,737.9	2,038.1
Carrying value
Assets
Cash and cash equivalents	92.4	61.6
Restricted cash	1.0	0.9
Trade receivables	149.2	184.3
Other current assets (excluding deferred costs and right of use lease asset)	30.0	27.1
Due from related parties	6.4	85.1
Liabilities
Trade payables	63.8	81.6
Accrued expenses	65.0	68.0
Short term accrued interest and other items	29.7	30.6
Other current liabilities	47.7	84.2
Carrying value | Fair value, inputs, level 2
Liabilities
Short-term debt	134.7	134.7
Long-term debt	$ 1,977.6	$ 2,044.9